DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)										12 Months Ended
	Apr. 16, 2025	Jul. 24, 2024	Jul. 18, 2024	Jul. 15, 2024	Oct. 19, 2023	Aug. 30, 2023	Nov. 30, 2021	Oct. 19, 2021	Mar. 09, 2021	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Units price per share										$ 10.00
Warrants transferred value									$ 25,000
Transaction costs amounted								$ 11,929,189
Underwriting fees								4,000,000
Deferred underwriting fees								7,000,000
Other offering costs								929,189
Underwriting expense paid								199,999
Allocation of offering costs								631,124
Fair value in excess of consideration								10,414,655
Net proceeds from offering								$ 200,000,000
Share price								$ 10.00		$ 10.00
Maturity days								185 days
Aggregate proceeds held in Trust Account							$ 212,404,880
Percentage of outstanding voting securities										50.00%
Aggregate of public shares, percentage										15.00%
Dissolution expenses										$ 50,000
Cash in operating bank account										972		$ 27,720
Working capital deficit											$ 3,086,582
Proceeds from issuance of founder shares										25,000
Working capital loans outstanding										125,000		$ 125,000
Promissory Note [Member]
Notes payable										$ 250,000
Sponsor Purchase Agreement [Member]
Cash consideration						$ 300,000
Shareholders [Member]
Share price	$ 11.25		$ 10.92							$ 11.67
Common stock shares outstanding	2,370,619		2,713,143
Proceeds from sale of restricted investments	$ 26,700,000		$ 29,600,000
Institutional Anchor Investors [Member]
Number of units sold								20,000,000
Units price per share								$ 10.00
Sponsor [Member] | Sponsor Purchase Agreement [Member]
Repayments of related party debt						$ 125,000
Polar Capital Investment [Member]
Amount drawn										$ 1,500,000
Fair value of amount drawn										261,520
Polar Capital Investment [Member] | 2021 Working Capital Loans [Member]
Working capital loans outstanding										125,000
Polar Capital Investment [Member] | 2024 Working Capital Loans [Member]
Working capital loans outstanding										$ 1,685,872
Warrant [Member] | Institutional Anchor Investors [Member]
Warrants transferred value								$ 280,000
Warrants transferred								186,667
Founder Shares [Member] | Institutional Anchor Investors [Member]
Units price per share										$ 0.004
Stock issued during period, shares, purchase of assets										1,547,727
Private Placement Warrants [Member] | Sponsor Purchase Agreement [Member]
Number of shares transferred						4,645,398
Common Class A [Member]
Ordinary shares, par value										$ 0.0001		$ 0.0001
Share price										$ 18.00
Common stock shares outstanding										3,200,000		3,200,000
Common Class A [Member] | Shareholders [Member]
Share price					$ 10.54
Common stock shares outstanding					16,045,860
Proceeds from sale of restricted investments					$ 169,100,000
Founder Shares [Member]
Shares converted		2,600,000			600,000
Founder Shares [Member] | Sponsor Purchase Agreement [Member]
Number of shares transferred						3,093,036
Common Class B [Member]
Ordinary shares, par value					$ 0.0001					$ 0.0001		$ 0.0001
Common stock shares outstanding										2,110,122		2,110,122
Shares converted				2,600,000	600,000
IPO [Member]
Number of units sold								20,000,000
Units price per share								$ 10.00		$ 10.00
Proceeds from Issuance of private placement								$ 200,000,000
Allocation of offering costs								37,917
Additional offering costs								$ 676,712
IPO [Member] | Common Class A [Member]
Ordinary shares, par value								$ 0.0001
Private Placement [Member] | Warrant [Member]
Number of units sold							165,398	4,666,667
Units price per share							$ 1.50	$ 1.50
Gross proceeds from private placement							$ 248,097	$ 7,000,000
Over-Allotment Option [Member]
Number of units sold							1,240,488
Units price per share							$ 10.00
Deferred underwriting fees							$ 434,171
Gross proceeds from over-allotment							12,404,880
Net proceeds deposited into trust account							12,404,880
Offering costs							$ 682,268
Founder Shares [Member]
Issuance of loan										$ 195,000